14. Deposits (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Deposits [Line Items]
Percentage of lawsuit filed by the National Union of Airline Companies (SNEA)	72.00%
Deposit of landing fees by Department of Airspace Control (DECEA)	R$ 239,929	R$ 153,128
Maintenance guarantee	213,449	249,080
Maintenance reserve	616,833	397,977
Legal Proceedings Contingent Liability [Member]
Disclosure of Deposits [Line Items]
Blocked amounts under judicial deposits	115,390	113,979
Third Party Claim Contingent Liability [Member]
Disclosure of Deposits [Line Items]
Blocked amounts under judicial deposits	R$ 107,510	R$ 76,415